Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2010 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2010 Fund
Bar Chart Table:
Annual Return 2018	(3.05%)
Annual Return 2019	14.66%
Annual Return 2020	11.17%
Annual Return 2021	5.61%
Annual Return 2022	(13.18%)